UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003
                                               ---------------------------------

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Independent Investors Inc.
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Address:  181 Smithtown Blvd.
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          Nesconset, New York  11767
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Form 13F File Number: 28-05873
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Patrick Moloney
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Title:    President
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Phone:    631-979-2142
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Signature, Place, and Date of Signing:

/s/ Patrick Moloney                 Nesconset, New York                2/13/2004
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                Name

28-
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   [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
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Form 13F Information Table Entry Total: 100
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Form 13F Information Table Value Total: $ 170,662
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                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.      Form 13F File Number     Name

         28-
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             [Repeat as necessary.]

                          Form 13F INFORMATIONAL TABLE

          ITEM 1:                 ITEM 2:      ITEM 3:      ITEM 4:     ITEM 5:        ITEM 6:        ITEM 7:          ITEM 8:
----------------------------  --------------  ---------   ----------   -------- -------------------- ---------- --------------------
      NAME OF ISSUER          TITLE OF CLASS    CUSIP        FAIR      SHARES OR     INVESTMENT       MANAGERS    VOTING AUTHORITY
                                               NUMBER       MARKET     PRINCIPAL     DISCRETION                 ----- ------- ------
                                                            VALUE       AMOUNT   ------ ----- ------             (A)    (B)    (C)
                                                                                  (A)    (B)   (C)              SOLE   SHARED  NONE
                                                                                              SHARED
                                                                                  SOLE  SHARED OTHER
----------------------------  -------------   ---------   ----------   --------  ------ ------ ----- ---------- ----- ------- ------
3M                            Common Stock    88579Y101    3,061,000     36,000   SOLE                             X
AT&T WIRELESS CORP            Common Stock    001957406      442,000     55,346   SOLE                             X
ABBOTT LABORATORIES           Common Stock    002824100    4,160,000     89,284   SOLE                             X
ADVANCED FIBRE COMMUNICATIONS Common Stock    00754A105      390,000     19,400   SOLE                             X
AGILENT TECHNOLOGIES          Common Stock    00846U101      833,000     28,512   SOLE                             X
AIR PRODUCTS & CHEMICALS      Common Stock    009158106      676,000     12,800   SOLE                             X
AMBAC FINANCIAL GROUP         Common Stock    023139108    1,658,000     23,900   SOLE                             X
AMERICAN EXPRESS CO.          Common Stock    025816109    1,512,000     31,370   SOLE                             X
AMERICAN INTL. GROUP          Common Stock    026874107    4,403,000     66,445   SOLE                             X
AMGEN INC.                    Common Stock    031162100    4,776,000     77,301   SOLE                             X
AVON PRODUCTS                 Common Stock    054303102    2,358,000     34,950   SOLE                             X
BB&T CORPORATION              Common Stock    054937107    1,704,000     44,100   SOLE                             X
BP plc (ADR)                  Common Stock    055622104    1,163,000     23,582   SOLE                             X
BAKER HUGHES, INC.            Common Stock    057224107      643,000     20,000   SOLE                             X
BANK ONE CORP                 Common Stock    06423a103    1,007,000     22,100   SOLE                             X
BAXTER INTERNATIONAL          Common Stock    071813109    1,788,000     58,600   SOLE                             X
BOEING CORPORATION            Common Stock    097023105    1,053,000     25,000   SOLE                             X
BRISTOL-MYERS SQUIBB          Common Stock    110122108    1,631,000     57,050   SOLE                             X
CAPITAL ONE FINANCIAL         Common Stock    14040H105    2,745,000     44,800   SOLE                             X
CHEVRON TEXACO                Common Stock    166764100      673,000      7,800   SOLE                             X
CHIRON CORPORATION            Common Stock    170040109      341,000      6,000   SOLE                             X
CHOICEPOINT INC.              Common Stock    170388102      685,000     18,000   SOLE                             X
CHUBB INSURANCE               Common Stock    171232101    1,389,000     20,400   SOLE                             X
CIENA CORPORATION             Common Stock    171779101       98,000     15,000   SOLE                             X
CISCO SYSTEMS                 Common Stock    17275R102    2,822,000    116,500   SOLE                             X
CITIGROUP                     Common Stock    172967101    4,368,000     89,993   SOLE                             X
COCA COLA                     Common Stock    191216100    3,529,000     69,555   SOLE                             X
COMCAST CORPORATION CLASS A   Common Stock    20030N200      222,000      7,100   SOLE                             X
COMPUTER SCIENCES             Common Stock    205363104      964,000     21,800   SOLE                             X
CONOCO PHILLIPS               Common Stock    20825c104      373,000      5,692   SOLE                             X
CORNING INC.                  Common Stock    219350105      498,000     47,800   SOLE                             X
DISNEY (WALT) CO.             Common Stock    254687106    1,613,000     69,175   SOLE                             X
DONALDSON CORP                Common Stock    257651109    1,561,000     26,400   SOLE                             X
DOVER CORP                    Common Stock    260003108    1,601,000     40,300   SOLE                             X
DUPONT DE NEMOURS             Common Stock    263534109    1,891,000     41,226   SOLE                             X
EMC CORP                      Common Stock    268648102      578,000     44,810   SOLE                             X
EMERSON CO.                   Common Stock    291011104    1,550,000     23,950   SOLE                             X
ENDURANCE SPECIALTY HOLDINGS  Common Stock    G30397106    1,063,000     31,700   SOLE                             X
EXXON MOBIL                   Common Stock    30231G102    7,305,000    178,184   SOLE                             X
FLOWSERVE CORP.               Common Stock    34354P105      697,000     33,400   SOLE                             X
GANNETT CO., INC.             Common Stock    36473010       352,000      3,950   SOLE                             X
GENERAL ELECTRIC              Common Stock    369604103    6,353,000    205,080   SOLE                             X
GILLETTE COMPANY              Common Stock    375766102    2,380,000     64,800   SOLE                             X
HERSHEY FOODS CORPORATION     Common Stock    427866108      461,000      6,000   SOLE                             X
HOME DEPOT                    Common Stock    437076102    2,927,000     82,476   SOLE                             X
HONEYWELL INTL                Common Stock    438516106    2,875,000     86,010   SOLE                             X
IBM CORPORATION               Common Stock    459200101    2,901,000     31,311   SOLE                             X
INCO LTD                      Common Stock    453258402      840,000     21,100   SOLE                             X
INTEL CORP.                   Common Stock    458140100    3,285,000    102,525   SOLE                             X
INTERACTIVE CORP              Common Stock    45840Q101    1,068,000     31,500   SOLE                             X
JP MORGAN CHASE & CO.         Common Stock    46625H100    2,363,000     64,340   SOLE                             X
JOHNSON & JOHNSON             Common Stock    478160104    7,080,000    137,050   SOLE                             X
JOHNSON CONTROLS, INC.        Common Stock    478366107      328,000      2,825   SOLE                             X
KING PHARMACEUTICALS          Common Stock    495582108      190,000     12,500   SOLE                             X
LANDAUER INC.                 Common Stock    51476K103      332,000      8,150   SOLE                             X
LILLY (ELI) & CO.             Common Stock    532457108    2,109,000     30,000   SOLE                             X
LOCKHEED MARTIN CORP          Common Stock    539830109    1,362,000     26,500   SOLE                             X
LUCENT TECHNOLOGIES           Common Stock    549463107      120,000     42,568   SOLE                             X
MBNA CORP.                    Common Stock    55262L100    2,021,000     81,328   SOLE                             X
MARTIN MARIETTA MATERIALS     Common Stock    573284106      681,000     14,500   SOLE                             X
MCCORMICK & CO                Common Stock    579780206    1,097,000     36,450   SOLE                             X
MEDCO HEALTH SOLUTIONS, INC.  Common Stock    58405U102      216,000      6,376   SOLE                             X
MEDTRONIC                     Common Stock    585055106      709,000     14,592   SOLE                             X
MELLON FINANCIAL              Common Stock    58551A108      802,000     25,000   SOLE                             X
MERCK & CO.                   Common Stock    589331107    2,143,000     46,400   SOLE                             X
MERRILL LYNCH                 Common Stock    590188108    3,498,000     59,650   SOLE                             X
MICROSOFT CORPORATION         Common Stock    594918104    2,842,000    103,840   SOLE                             X
MOLEX, INC.                   Common Stock    608554101      202,000      5,800   SOLE                             X
MOTOROLA, INC.                Common Stock    620076109      568,000     40,600   SOLE                             X
NETWORK APPLIANCE             Common Stock    64120J104      496,000     24,300   SOLE                             X
NOKIA CORP                    Common Stock    654902204      234,000     13,800   SOLE                             X
NORTEL NETWORKS               Common Stock    656568102      131,000     31,050   SOLE                             X
ORACLE CORPORATION            Common Stock    68389X105    3,746,000    283,200   SOLE                             X
PATTERSON DENTAL COMPANY      Common Stock    703412106      351,000      5,500   SOLE                             X
PAYCHEX INC                   Common Stock    704326107    2,673,000     71,875   SOLE                             X
PEPSICO                       Common Stock    713448108    1,489,000     31,955   SOLE                             X
PFIZER                        Common Stock    717081103    5,764,000    163,172   SOLE                             X
PROCTER & GAMBLE              Common Stock    742718109    4,310,000     43,160   SOLE                             X
QUALCOMM                      Common Stock    747525103    1,909,000     35,400   SOLE                             X
REUTERS GROUP PLC             Common Stock    76132M102      507,000     20,000   SOLE                             X
ROYAL DUTCH PETROLEUM         Common Stock    78025770       277,000      5,300   SOLE                             X
RYAN'S FAMILY STEAKHOUSE      Common Stock    783519101      675,000     44,700   SOLE                             X
SCHLUMBERGER LIMITED          Common Stock    80685710       766,000     14,000   SOLE                             X
SMUCKER JM COMPANY            Common Stock    832696405      681,000     15,038   SOLE                             X
SOUTH TRUST CORPORATION       Common Stock    844730101      432,000     13,200   SOLE                             X
STRYKER CORPORATION           Common Stock    863667101      752,000      8,850   SOLE                             X
TETRA TECH INC.               Common Stock    88162G103    1,100,000     44,250   SOLE                             X
THOMAS & BETTS CORP.          Common Stock    884315102      274,000     12,000   SOLE                             X
TIME WARNER                   Common Stock    887317105    1,208,000     67,200   SOLE                             X
TOOTSIE ROLL INDUSTRIES       Common Stock    890516107    1,352,000     37,565   SOLE                             X
TYCO INTERNATIONAL, LTD.      Common Stock    902124106      284,000     10,738   SOLE                             X
UNITED NATIONAL FOODS INC.    Common Stock    911163103      283,000      7,900   SOLE                             X
UNITED PARCEL SERVICE         Common Stock    911312106    9,475,000    127,100   SOLE                             X
UNITED TECHNOLOGIES           Common Stock    913017109      308,000      3,250   SOLE                             X
WM WRIGLEY JR. CO.            Common Stock    982526105    2,048,000     36,450   SOLE                             X
WAL-MART STORES, INC.         Common Stock    93114210       422,000      7,970   SOLE                             X
WASHINGTON MUTUAL INC.        Common Stock    939322103      742,000     18,500   SOLE                             X
WATERS CORP                   Common Stock    941848103    4,867,000    146,800   SOLE                             X
WOLVERINE WORLD WIDE          Common Stock    978097103      770,000     37,800   SOLE                             X
WYETH                         Common Stock    983024100      407,000      9,598   SOLE                             X
TOTAL VALUE